JPMorgan U.S. Dividend ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 99.6%
Aerospace & Defense — 0.7%
Lockheed Martin Corp.	628	268,859

Automobiles & Parts — 1.9%
Ford Motor Co.	23,849	210,348
General Motors Co.	5,856	195,532
Genuine Parts Co.	2,152	201,363
Harley-Davidson, Inc.	4,741	158,349

		765,592

Banks — 1.1%
New York Community Bancorp, Inc.	18,707	206,899
PacWest Bancorp	2,618	91,761
People’s United Financial, Inc.	8,868	136,744

		435,404

Beverages — 1.5%
Coca-Cola Co. (The)	4,593	268,231
Keurig Dr Pepper, Inc.	1,538	43,879
Molson Coors Beverage Co., Class B	1,079	59,971
PepsiCo, Inc.	1,829	259,755

		631,836

Chemicals — 5.6%
Air Products & Chemicals, Inc.	839	200,278
Albemarle Corp.	365	29,302
Cabot Corp.	1,653	65,872
CF Industries Holdings, Inc.	4,801	193,384
Chemours Co. (The)	12,419	172,252
DuPont de Nemours, Inc.	3,495	178,874
Eastman Chemical Co.	3,118	222,220
Huntsman Corp.	10,773	221,493
International Flavors & Fragrances, Inc.	1,531	200,729
LyondellBasell Industries NV, Class A	2,651	206,407
Olin Corp.	13,565	201,712
RPM International, Inc.	2,217	158,227
Scotts Miracle-Gro Co. (The)	2,170	266,346

		2,317,096

Construction & Materials — 0.6%
MDU Resources Group, Inc.	8,299	245,733

Electricity — 13.2%
AES Corp.	13,030	258,776
Alliant Energy Corp.	4,415	262,074
American Electric Power Co., Inc.	2,689	280,248
Avangrid, Inc.	3,099	165,053
CMS Energy Corp.	3,481	238,483
Consolidated Edison, Inc.	2,827	265,738
Dominion Energy, Inc.	2,987	256,135
DTE Energy Co.	1,966	260,711
Edison International	3,553	271,982
Entergy Corp.	2,094	275,403
Evergy, Inc.	3,882	280,125
Eversource Energy	2,906	268,631
Exelon Corp.	5,532	263,268
FirstEnergy Corp.	5,148	261,467
Hawaiian Electric Industries, Inc.	4,048	197,988
IDACORP, Inc.	367	41,174
OGE Energy Corp.	5,839	267,718
Pinnacle West Capital Corp.	2,810	274,509
PPL Corp.	7,266	262,956
Public Service Enterprise Group, Inc.	4,109	243,253
Southern Co. (The)	4,032	283,853
Xcel Energy, Inc.	3,637	251,644

		5,431,189

Electronic & Electrical Equipment — 1.2%
Emerson Electric Co.	3,257	233,299
Hubbell, Inc.	1,671	239,337

		472,636

Financial Services — 0.9%
BGC Partners, Inc., Class A	13,000	75,010
Invesco Ltd.	10,631	183,917
Lazard Ltd., Class A	2,645	110,984

		369,911

Fixed Line Telecommunications — 2.2%
AT&T, Inc.	7,064	265,748
CenturyLink, Inc.	16,890	230,717
Verizon Communications, Inc.	4,357	258,980
Zayo Group Holdings, Inc.*	4,396	152,761

		908,206

Food & Drug Retailers — 0.6%
Sysco Corp.	3,057	251,102

Food Producers — 3.4%
Archer-Daniels-Midland Co.	1,667	74,615
Campbell Soup Co.	5,135	248,483
Conagra Brands, Inc.	5,891	193,932
Flowers Foods, Inc.	9,933	213,857
General Mills, Inc.	4,340	226,635
JM Smucker Co. (The)	138	14,298
Kellogg Co.	3,104	211,724
Kraft Heinz Co. (The)	6,778	197,917

		1,381,461

Forestry & Paper — 0.9%
Domtar Corp.	4,552	158,501
International Paper Co.	5,285	215,205

		373,706

Gas, Water & Multiutilities — 4.6%
Ameren Corp.	3,009	246,888
CenterPoint Energy, Inc.	9,997	264,721
Duke Energy Corp.	2,764	269,849
National Fuel Gas Co.	3,459	149,394
NiSource, Inc.	9,283	272,085
Sempra Energy	1,654	265,699
UGI Corp.	4,515	187,779
WEC Energy Group, Inc.	2,436	243,332

		1,899,747

General Industrials — 2.4%
3M Co.	1,180	187,219
Eaton Corp. plc	2,662	251,479
Packaging Corp. of America	1,960	187,670
Sonoco Products Co.	3,594	205,361
Westrock Co.	3,561	138,879

		970,608

General Retailers — 4.5%
Foot Locker, Inc.	3,910	148,463

JPMorgan U.S. Dividend ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
General Retailers — continued
Gap, Inc. (The)	12,240	213,098
H&R Block, Inc.	8,027	186,226
Home Depot, Inc. (The)	1,127	257,069
KAR Auction Services, Inc.	3,061	64,342
Kohl’s Corp.	3,549	151,720
L Brands, Inc.	11,648	269,768
Macy’s, Inc.	13,306	212,231
Nordstrom, Inc.	3,081	113,566
Target Corp.	1,983	219,597

		1,836,080

Health Care Equipment & Services — 1.5%
Medtronic plc	2,274	262,511
Quest Diagnostics, Inc.	2,128	235,506
ResMed, Inc.	692	110,007

		608,024

Household Goods & Home Construction — 2.9%
Clorox Co. (The)	1,433	225,425
Leggett & Platt, Inc.	4,666	222,055
Newell Brands, Inc.	12,785	249,691
Procter & Gamble Co. (The)	2,173	270,799
Stanley Black & Decker, Inc.	39	6,214
Whirlpool Corp.	1,557	227,587

		1,201,771

Industrial Engineering — 1.4%
Caterpillar, Inc.	1,679	220,536
Cummins, Inc.	1,343	214,840
Rockwell Automation, Inc.	260	49,832
Timken Co. (The)	1,743	91,560

		576,768

Industrial Metals & Mining — 1.8%
Nucor Corp.	4,344	206,297
Reliance Steel & Aluminum Co.	1,635	187,698
Southern Copper Corp. (Peru)	5,365	202,153
Steel Dynamics, Inc.	4,221	126,123

		722,271

Industrial Transportation — 0.9%
Macquarie Infrastructure Corp.	4,681	206,479
United Parcel Service, Inc., Class B	1,638	169,566

		376,045

Leisure Goods — 0.8%
Garmin Ltd.	1,703	165,106
Hasbro, Inc.	1,682	171,345

		336,451

Media — 0.5%
Nielsen Holdings plc	10,411	212,384

Mobile Telecommunications — 1.1%
Sprint Corp.*	13,761	60,136
Telephone & Data Systems, Inc.	6,555	148,667
T-Mobile US, Inc.*	2,982	236,145

		444,948

Nonlife Insurance — 0.6%
Old Republic International Corp.	10,293	232,107

Oil & Gas Producers — 3.8%
Apache Corp.	9,200	252,448
Chevron Corp.	2,151	230,458
Exxon Mobil Corp.	3,265	202,822
Marathon Petroleum Corp.	891	48,560
Murphy Oil Corp.(a)	8,835	185,182
Occidental Petroleum Corp.	5,325	211,509
PBF Energy, Inc., Class A	7,854	214,414
Valero Energy Corp.	2,579	217,435

		1,562,828

Oil Equipment, Services & Distribution — 4.1%
Antero Midstream Corp.(a)	22,157	111,671
Equitrans Midstream Corp.(a)	8,100	78,327
Halliburton Co.	9,733	212,277
Helmerich & Payne, Inc.	5,144	208,589
Kinder Morgan, Inc.	10,486	218,843
ONEOK, Inc.	3,298	246,921
Schlumberger Ltd.	6,053	202,836
Targa Resources Corp.	5,587	203,926
Williams Cos., Inc. (The)	9,019	186,603

		1,669,993

Personal Goods — 1.7%
Coty, Inc., Class A	14,307	146,790
Hanesbrands, Inc.	12,323	169,565
Kimberly-Clark Corp.	1,666	238,638
Nu Skin Enterprises, Inc., Class A	1,095	35,686
Tapestry, Inc.	5,103	131,504

		722,183

Pharmaceuticals & Biotechnology — 5.2%
Abbott Laboratories	624	54,375
AbbVie, Inc.	2,592	210,004
Amgen, Inc.	1,087	234,846
Bristol-Myers Squibb Co.	4,080	256,836
Cardinal Health, Inc.	2,950	151,069
Eli Lilly & Co.	1,974	275,649
Gilead Sciences, Inc.	3,259	205,969
Johnson & Johnson	1,965	292,530
Merck & Co., Inc.	2,935	250,766
Pfizer, Inc.	5,937	221,094

		2,153,138

Real Estate Investment Trusts — 15.6%
AGNC Investment Corp.	14,215	264,257
Annaly Capital Management, Inc.	26,327	256,952
Apple Hospitality REIT, Inc.	7,893	118,553
Brandywine Realty Trust	12,222	190,908
Brixmor Property Group, Inc.	11,105	221,656
Chimera Investment Corp.	9,620	203,944
Colony Capital, Inc.	12,355	57,698
Corporate Office Properties Trust	1,462	43,524
Digital Realty Trust, Inc.	1,883	231,590
EPR Properties	2,147	153,231
Gaming and Leisure Properties, Inc.	5,627	265,904
Healthcare Trust of America, Inc., Class A	1,104	35,361
Healthpeak Properties, Inc.	6,138	220,907
Iron Mountain, Inc.	6,442	203,632
Kimco Realty Corp.	11,298	215,227
Liberty Property Trust	3,965	248,407
Macerich Co. (The)(a)	8,589	191,620
Medical Properties Trust, Inc.	5,513	122,113
MFA Financial, Inc.	24,359	190,000
National Retail Properties, Inc.	3,463	193,928
New Residential Investment Corp.	15,842	265,195

JPMorgan U.S. Dividend ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Real Estate Investment Trusts — continued
Omega Healthcare Investors, Inc.	5,683	238,402
Outfront Media, Inc.	5,748	170,945
Park Hotels & Resorts, Inc.	10,304	226,070
Rayonier, Inc.	4,352	132,214
Service Properties Trust	6,362	137,292
SITE Centers Corp.	8,467	107,615
Spirit Realty Capital, Inc.	4,657	245,796
Starwood Property Trust, Inc.	9,892	253,829
Taubman Centers, Inc.	815	21,532
Two Harbors Investment Corp.	15,163	231,387
Ventas, Inc.	1,124	65,035
VEREIT, Inc.	23,726	231,566
Welltower, Inc.	2,449	207,944
WP Carey, Inc.	2,582	217,198

		6,381,432

Software & Computer Services — 1.4%
International Business Machines Corp.	1,577	226,662
Microsoft Corp.	1,875	319,181

		545,843

Support Services — 1.4%
Paychex, Inc.	2,632	225,747
Waste Management, Inc.	1,500	182,550
Xerox Holdings Corp.	6,271	223,060

		631,357

Technology Hardware & Equipment — 4.5%
Analog Devices, Inc.	2,150	235,962
Cypress Semiconductor Corp.	10,046	234,373
HP, Inc.	3,304	70,441
Intel Corp.	4,524	289,219
KLA Corp.	1,498	248,279
Maxim Integrated Products, Inc.	3,866	232,424
Microchip Technology, Inc.(a)	2,048	199,639
QUALCOMM, Inc.	3,016	257,295
Xilinx, Inc.	681	57,531

		1,825,163

Tobacco — 1.1%
Altria Group, Inc.	4,526	215,121
Philip Morris International, Inc.	2,907	240,409

		455,530

Travel & Leisure — 4.0%
Cinemark Holdings, Inc.	4,804	151,374
Copa Holdings SA, Class A (Panama)	2,048	200,622
Darden Restaurants, Inc.	1,916	223,080
Extended Stay America, Inc.	10,282	132,843
International Game Technology plc	9,111	122,907
Las Vegas Sands Corp.	3,195	208,666
McDonald’s Corp.	1,054	225,524
Six Flags Entertainment Corp.	4,676	178,296
Wendy’s Co. (The)	3,181	68,932
Wyndham Destinations, Inc.	2,641	128,168

		1,640,412

TOTAL COMMON STOCKS (Cost $38,948,525)		40,857,814

SHORT-TERM INVESTMENTS — 1.9%
INVESTMENT COMPANIES — 0.2%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.46%(b)(c)(Cost $78,878)	78,878	78,878

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 1.7%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.53%(b)(c)(Cost $687,579)	687,579	687,579

TOTAL SHORT-TERM INVESTMENTS (Cost $766,457)		766,457

Total Investments — 101.5% (Cost $39,714,982)		41,624,271
Liabilities in Excess of Other Assets — (1.5%)		(625,720)

Net Assets — 100.0%		40,998,551

Percentages indicated are based on net assets.

JPMorgan U.S. Dividend ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Abbreviations

REIT	Real Estate Investment Trust
USD	United States Dollar

(a)	The security or a portion of this security is on loan at January 31, 2020. The total value of securities on loan at January 31, 2020 is $644,787.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of January 31, 2020.
*	Non-income producing security.

Futures contracts outstanding as of January 31, 2020:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Mic E-mini Index	8	03/2020	USD	128,900	1,743

Abbreviations

USD	United States Dollar

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

JPMorgan U.S. Dividend ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities(a)	$41,624,271	$—	$—	$41,624,271

Appreciation in Other Financial Instruments
Futures Contracts(a)	$1,743	$—	$—	$1,743

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI.

There were no transfers into or out of level 3 for the period ended January 31, 2020.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended January 31, 2020
Security Description	Value at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2020	Shares at January 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.53%(a)(b)	$654,469	$2,967,892	$2,934,782	$—	$—	$687,579	687,579	$2,355	$—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.46%(a)(b)	149,529	620,548	691,199	—	—	78,878	78,878	555	—

Total	$803,998	$3,588,440	$3,625,981	$—	$—	$766,457		$2,910	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2020.